Loans to Customers at Amortized Cost	12 Months Ended
Dec. 31, 2020
Loans to Customers, net [Abstract]
Loans to Customers at amortized cost
11.	Loans to Customers at amortized cost:

(a)	Loans to Customers:

As of December 31, 2019 and 2020, the composition of our portfolio of loans is the following:

	As of December 31, 2019			As of December 31, 2020
	Assets before Allowances	Allowances established	Net assets	Assets before Allowances	Allowances established (3)	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans (2)
Commercial loans	12,144,720	(197,530)	11,947,190	14,398,446	(381,243)	14,017,203
Foreign trade loans	1,431,794	(12,306)	1,419,488	967,646	(18,341)	949,305
Current account debtors	265,762	(9,443)	256,319	120,539	(6,293)	114,246
Factoring transactions	688,198	(4,878)	683,320	373,903	(5,673)	368,230
Student loans	56,219	(2,442)	53,777	57,552	(2,390)	55,162
Commercial lease transactions (1)	1,619,772	(18,746)	1,601,026	1,592,905	(51,175)	1,541,730
Other loans and accounts receivable	87,747	(9,456)	78,291	90,606	(16,275)	74,331
Subtotal	16,294,212	(254,801)	16,039,411	17,601,597	(481,390)	17,120,207
Mortgage loans
Mortgage bonds	14,808	(174)	14,634	9,363	(57)	9,306
Transferable mortgage loans	32,386	(157)	32,229	24,105	(76)	24,029
Other residential real estate mortgage loans	9,148,811	(43,363)	9,105,448	9,198,834	(33,501)	9,165,333
Credits from ANAP	4	—	4	2	—	2
Other loans and accounts receivable	10,718	(14)	10,704	155,068	(1,018)	154,050
Subtotal	9,206,727	(43,708)	9,163,019	9,387,372	(34,652)	9,352,720
Consumer loans
Consumer loans in installments	3,039,560	(281,437)	2,758,123	2,711,541	(257,574)	2,453,967
Current account debtors	296,374	(14,450)	281,924	158,756	(6,441)	152,315
Credit card debtors	1,195,614	(54,304)	1,141,310	1,077,445	(55,625)	1,021,820
Consumer lease transactions (1)	69	—	69	302	(2)	300
Other loans and accounts receivable	716	(533)	183	677	(423)	254
Subtotal	4,532,333	(350,724)	4,181,609	3,948,721	(320,065)	3,628,656
Total	30,033,272	(649,233)	29,384,039	30,937,690	(836,107)	30,101,583

(1)	In this item, the Bank finances its clients’ purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2020, Ch$803,238 million corresponds to financial leases for real estate (Ch$779,682 million in December 2019) and Ch$789,969 million corresponds to financial leases for other assets (Ch$840,159 million in December 2019).

(2)	As of December 31, 2020, under the Commercial Loans item, operations are maintained that guarantee obligations maintained with the Central Bank of Chile as part of the Loan Increase Conditional Credit Facility program (FCIC by its Spanish initials) for an approximate amount of Ch$2,021,688 million.

(3)	Include an additional overlay related to the measures associated with the COVID-19 contingency. See Note No. 42(2)(l).

(b)	Impairment allowance for loans to customers:

i.	The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2019 and 2020, are as follows:

	2019
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	9,880,799	3,369,494	1,987,763	561,831	—	779	—	15,800,666
Substandard	—	—	71,718	—	—	—	—	71,718
Non-complying	—	—	—	—	152,972	267,220	1,636	421,828
Subtotal	9,880,799	3,369,494	2,059,481	561,831	152,972	267,999	1,636	16,294,212

Mortgage loans
Normal	—	8,209,100	—	822,524	—	—	—	9,031,624
Non-complying	—	—	—	—	—	175,103	—	175,103
Subtotal	—	8,209,100	—	822,524	—	175,103	—	9,206,727

Consumer loans
Normal	—	3,860,973	—	372,814	—	7,555	—	4,241,342
Non-complying	—	—	—	—	—	290,903	88	290,991
Subtotal	—	3,860,973	—	372,814	—	298,458	88	4,532,333
Total	9,880,799	15,439,567	2,059,481	1,757,169	152,972	741,560	1,724	30,033,272

	2020
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	8,918,334	4,291,198	3,467,569	199,810	964	613	42	16,878,530
Substandard	—	—	194,242	—	—	—	1,627	195,869
Non-complying	—	—	—	—	203,485	321,511	2,202	527,198
Subtotal	8,918,334	4,291,198	3,661,811	199,810	204,449	322,124	3,871	17,601,597

Mortgage loans
Normal	—	8,664,761	—	401,997	—	1,078	—	9,067,836
Non-complying	—	—	—	—	—	319,122	414	319,536
Subtotal	—	8,664,761	—	401,997	—	320,200	414	9,387,372

Consumer loans
Normal	—	3,295,502	—	324,440	—	2,419	28	3,622,389
Non-complying	—	—	—	—	—	324,683	1,649	326,332
Subtotal	—	3,295,502	—	324,440	—	327,102	1,677	3,948,721
Total	8,918,334	16,251,461	3,661,811	926,247	204,449	969,426	5,962	30,937,690

ii.	Changes in gross carrying amount and corresponding allowance for ECL by stage as of December 31, 2019 and 2020, is as follows:

	Changes as of December 31, 2019
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Balance as of January 1, 2019	9,426,420	24,880	3,049,264	21,594	2,134,848	32,343	460,251	21,167	120,564	32,694	246,436	95,887	615	299	15,438,398	228,864
Net change on Balance *	861,027	(14,709)	452,929	3,915	(231,267)	(3,240)	57,965	5,054	(9,953)	7,859	(13,173)	36,913	1,027	(13)	1,118,555	35,779
Transfer to Stage 1	873,349	9,699	1,005,072	49,310	(873,232)	(9,606)	(1,002,422)	(48,694)	(117)	(93)	(2,650)	(616)	—	—	—	—
Transfer to Stage 2	(1,120,580)	(4,449)	(1,118,008)	(19,312)	1,130,960	7,184	1,168,875	28,065	(10,380)	(2,734)	(50,867)	(8,754)	—	—	—	—
Transfer to Stage 3	(2,593)	(99)	(13,769)	(1,050)	(65,157)	(10,055)	(121,315)	(12,628)	67,750	10,153	135,084	13,679	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(7,346)	—	(36,508)	—	7,092	—	39,878	—	9,378	—	16,666	—	—	—	29,160
Changes to models and assumptions	—	944	—	(82)	—	18,860	—	(861)	—	—	—	(470)	—	(5)	—	18,386
Amounts written off	—	—	(55)	(55)	(65)	(65)	(371)	(371)	(8,587)	(8,587)	(46,614)	(46,614)	(6)	(6)	(55,698)	(55,698)
Foreign exchange adjustments	(156,824)	25	(5,939)	(69)	(36,606)	(107)	(1,152)	(83)	(6,305)	(1,374)	(217)	(82)	—	—	(207,043)	(1,690)
Subtotal Commercial loans	9,880,799	8,945	3,369,494	17,743	2,059,481	42,406	561,831	31,527	152,972	47,296	267,999	106,609	1,636	275	16,294,212	254,801

Mortgage loans
Balance as of January 1, 2019	—	—	6,893,619	724	—	—	993,085	16,895	—	—	165,369	16,711	—	—	8,052,073	34,330
Net change on Balance *	—	—	1,312,226	739	—	—	(117,481)	6,768	—	—	(32,301)	552	—	—	1,162,444	8,059
Transfer to Stage 1	—	—	1,516,595	16,318	—	—	(1,516,155)	(16,281)	—	—	(440)	(37)	—	—	—	—
Transfer to Stage 2	—	—	(1,513,235)	(742)	—	—	1,532,523	2,239	—	—	(19,288)	(1,497)	—	—	—	—
Transfer to Stage 3	—	—	(105)	—	—	—	(69,448)	(2,770)	—	—	69,553	2,770	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(15,913)	—	—	—	19,262	—	—	—	2,225	—	—	—	5,574
Changes to models and assumptions	—	—	—	285	—	—	—	3,250	—	—	—	—	—	—	—	3,535
Amounts written off	—	—	—	—	—	—	—	—	—	—	(7,790)	(7,790)	—	—	(7,790)	(7,790)
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	8,209,100	1,411	—	—	822,524	29,363	—	—	175,103	12,934	—	—	9,206,727	43,708

Consumer loans
Balance as of January 1, 2019	—	—	3,166,290	49,273	—	—	975,898	110,292	—	—	293,973	162,619	—	—	4,436,161	322,184
Net change on Balance *	—	—	493,973	60,685	—	—	(212,059)	(48,295)	—	—	67,033	139,704	88	44	349,035	152,138
Transfer to Stage 1	—	—	1,688,787	243,865	—	—	(1,679,389)	(240,444)	—	—	(9,398)	(3,421)	—	—	—	—
Transfer to Stage 2	—	—	(1,472,886)	(90,968)	—	—	1,588,909	129,954	—	—	(116,023)	(38,986)	—	—	—	—
Transfer to Stage 3	—	—	(12,204)	(2,646)	—	—	(299,286)	(78,223)	—	—	311,490	80,869	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(161,427)	—	—	—	203,042	—	—	—	84,786	—	—	—	126,401
Changes to models and assumptions	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Amounts written off	—	—	(120)	(120)	—	—	(978)	(978)	—	—	(248,614)	(248,614)	—	—	(249,712)	(249,712)
Foreign exchange adjustments	—	—	(2,867)	(126)	—	—	(281)	(113)	—	—	(3)	(48)	—	—	(3,151)	(287)
Subtotal Consumer loans	—	—	3,860,973	98,536	—	—	372,814	75,235	—	—	298,458	176,909	88	44	4,532,333	350,724
Total	9,880,799	8,945	15,439,567	117,690	2,059,481	42,406	1,757,169	136,125	152,972	47,296	741,560	296,452	1,724	319	30,033,272	649,233

*	Net change between assets originated and assets repaid, excluding write offs.

**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

	Changes as of December 31, 2020
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Balance as of January 1, 2020	9,880,799	8,945	3,369,494	17,743	2,059,481	42,406	561,831	31,527	152,972	47,296	267,999	106,609	1,636	275	16,294,212	254,801
Net change on Balance *	786,574	26,720	551,556	26,706	17,987	110,560	114,618	12,959	(26,075)	7,313	13,863	41,847	2,527	1,328	1,461,050	227,433
Transfer to Stage 1	501,608	3,278	1,640,602	76,242	(501,608)	(3,278)	(1,636,469)	(75,140)	—	—	(4,133)	(1,102)	—	—	—	—
Transfer to Stage 2	(2,224,652)	(6,538)	(1,236,055)	(16,158)	2,232,210	7,431	1,308,926	32,656	(7,558)	(893)	(72,871)	(16,498)	—	—	—	—
Transfer to Stage 3	(5,865)	(17)	(32,996)	(1,000)	(84,410)	(15,037)	(146,784)	(14,807)	90,275	15,054	179,780	15,807	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2,031)	—	(55,735)	—	35,905	—	31,119	—	12,246	—	21,137	—	—	—	42,641
Changes to models and assumptions	—	15,097	—	36,476	—	(8,106)	—	(2,555)	—	11,812	—	(22,816)	—	(27)	—	29,881
Amounts written off	—	—	(77)	(77)	(1,561)	(1,561)	(3,710)	(3,710)	(1,446)	(1,446)	(62,107)	(62,107)	(292)	(292)	(69,193)	(69,193)
Foreign exchange adjustments	(20,130)	(82)	(1,326)	(42)	(60,288)	(2,131)	1,398	54	(3,719)	(1,671)	(407)	(301)	—	—	(84,472)	(4,173)
Subtotal Commercial loans	8,918,334	45,372	4,291,198	84,155	3,661,811	166,189	199,810	12,103	204,449	89,711	322,124	82,576	3,871	1,284	17,601,597	481,390

Mortgage loans
Balance as of January 1, 2020	—	—	8,209,100	1,411	—	—	822,524	29,363	—	—	175,103	12,934	—	—	9,206,727	43,708
Net change on Balance *	—	—	302,255	(317)	—	—	(81,433)	(7,192)	—	—	(26,928)	11,593	414	37	194,308	4,121
Transfer to Stage 1	—	—	1,456,154	29,878	—	—	(1,455,965)	(29,859)	—	—	(189)	(19)	—	—	—	—
Transfer to Stage 2	—	—	(1,231,376)	(1,244)	—	—	1,274,646	4,951	—	—	(43,270)	(3,707)	—	—	—	—
Transfer to Stage 3	—	—	(71,361)	(243)	—	—	(153,543)	(7,104)	—	—	224,904	7,347	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(28,455)	—	—	—	20,805	—	—	—	9,804	—	—	—	2,154
Changes to models and assumptions	—	—	—	6,638	—	—	—	(511)	—	—	—	(7,788)	—	(7)	—	(1,668)
Amounts written off	—	—	(11)	(11)	—	—	(4,232)	(4,232)	—	—	(9,420)	(9,420)	—	—	(13,663)	(13,663)
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	8,664,761	7,657	—	—	401,997	6,221	—	—	320,200	20,744	414	30	9,387,372	34,652

Consumer loans
Balance as of January 1, 2020	—	—	3,860,973	98,536	—	—	372,814	75,235	—	—	298,458	176,909	88	44	4,532,333	350,724
Net change on Balance *	—	—	(243,577)	(15,947)	—	—	(126,358)	(34,347)	—	—	34,201	113,480	1,614	650	(334,120)	63,836
Transfer to Stage 1	—	—	963,136	189,887	—	—	(957,243)	(187,255)	—	—	(5,893)	(2,632)	—	—	—	—
Transfer to Stage 2	—	—	(1,216,941)	(78,494)	—	—	1,302,454	117,252	—	—	(85,513)	(38,758)	—	—	—	—
Transfer to Stage 3	—	—	(68,493)	(6,780)	—	—	(264,083)	(68,958)	—	—	332,576	75,738	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(134,853)	—	—	—	141,034	—	—	—	83,947	—	—	—	90,128
Changes to models and assumptions	—	—	—	93,176	—	—	—	10,048	—	—	—	(37,619)	—	(149)	—	65,456
Amounts written off	—	—	(122)	(122)	—	—	(3,272)	(3,272)	—	—	(246,703)	(246,703)	(25)	(25)	(250,122)	(250,122)
Foreign exchange adjustments	—	—	526	(4)	—	—	128	52	—	—	(24)	(5)	—	—	630	43
Subtotal Consumer loans	—	—	3,295,502	145,399	—	—	324,440	49,789	—	—	327,102	124,357	1,677	520	3,948,721	320,065

Total	8,918,334	45,372	16,251,461	237,211	3,661,811	166,189	926,247	68,113	204,449	89,711	969,426	227,677	5,962	1,834	30,937,690	836,107

*	Net change between assets originated and assets repaid, excluding write offs.

**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(c)	Allowances for loan losses:

Changes in allowances for loan losses during 2019 and 2020 are as follows:

	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2019	228,864	34,330	322,184	585,378
Charge-offs	(55,698)	(7,790)	(249,712)	(313,200)
Sales or transfers of credits	—	—	—	—
Allowances (released) established, net	81,635	17,168	278,252	377,055
Balance as of December 31, 2019	254,801	43,708	350,724	649,233
Charge-offs	(69,193)	(13,663)	(250,122)	(332,978)
Sales or transfers of credits	(107)	—	—	(107)
Allowances (released) established, net	295,889	4,607	219,463	519,959
Balance as of December 31, 2020	481,390	34,652	320,065	836,107

(d)	Financial Lease Contracts:

As of December 31, 2019 and 2020, the Bank’s scheduled cash flows to be received from financial leasing contracts have the following maturities as follows:

	Total receivable		Unearned income		Net lease receivable (*)
	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Due within one year	544,067	521,445	(58,871)	(52,438)	485,196	469,007
Due after 1 year but within 2 years	392,832	373,304	(42,302)	(37,958)	350,530	335,346
Due after 2 years but within 3 years	258,331	245,667	(27,329)	(25,084)	231,002	220,583
Due after 3 years but within 4 years	163,847	161,492	(18,361)	(17,433)	145,486	144,059
Due after 4 years but within 5 years	108,192	110,743	(13,242)	(12,841)	94,950	97,902
Due after 5 years	335,695	350,679	(30,313)	(28,994)	305,382	321,685
Total	1,802,964	1,763,330	(190,418)	(174,748)	1,612,546	1,588,582

(*)	The net balance receivable does not include the total overdue portfolio totaling Ch$7,295 million and Ch$4,625 million as of December 31, 2019 and 2020, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.

The leasing contracts are related to real estate, industrial machinery, vehicles and transport equipment. The leasing contracts have an average life of between 2 and 15 years.

(e)	Loans by industry sector:

The following table details the Bank’s loan portfolio (before allowances for loans losses) as of December 31, 2019 and 2020 by the customer’s industry sector and their respective economic activity:

	Location
	Chile		Abroad		Total
	2019	2020	2019	2020	2019	% of Loan	2020	% of Loan
	MCh$	MCh$	MCh$	MCh$	MCh$	Portfolio	MCh$	Portfolio
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Agriculture and livestock	677,421	642,941	—	—	677,421	2.26	642,941	2.08
Fruit	793,997	849,625	—	—	793,997	2.64	849,625	2.75
Forestry and wood extraction	152,050	154,661	—	—	152,050	0.51	154,661	0.50
Fishing	140,706	135,487	—	—	140,706	0.47	135,487	0.44
Mining and Petroleum:
Mining and quarries	604,660	470,607	—	—	604,660	2.01	470,607	1.52
Natural gas and crude oil extraction	—	—	—	—	—	—	—	—
Manufacturing:
Tobacco, food and beverages	571,663	539,144	—	—	571,663	1.90	539,144	1.74
Textiles, clothing and leather goods	49,062	40,344	—	—	49,062	0.16	40,344	0.13
Wood and wood products	54,052	68,892	—	—	54,052	0.18	68,892	0.22
Paper, printing and publishing	36,958	42,988	—	—	36,958	0.12	42,988	0.14
Oil refining, carbon and rubber	304,619	86,358	—	—	304,619	1.01	86,358	0.28
Production of basic metal, non-mineral, machine and equipment	416,361	403,924	—	—	416,361	1.39	403,924	1.31
Other manufacturing industries	192,257	166,118	—	—	192,257	0.64	166,118	0.54
Electricity, Gas and Water:
Electricity, gas and water	325,143	395,598	—	—	325,143	1.08	395,598	1.28
Construction:
Residential buildings	2,041,437	2,328,498	—	—	2,041,437	6.80	2,328,498	7.53
Other constructions	101,262	125,081	—	—	101,262	0.34	125,081	0.40
Commerce:
Wholesale	1,108,578	1,137,766	2,355	—	1,110,933	3.70	1,137,766	3.68
Retail, restaurants and hotels	946,605	1,399,039	8,834	7,341	955,439	3.18	1,406,380	4.55
Transport, Storage and Communications:
Transport and storage	1,193,450	1,239,443	—	—	1,193,450	3.97	1,239,443	4.01
Communications	40,637	214,961	—	—	40,637	0.14	214,961	0.69
Financial Services:
Financial and insurance companies	2,268,538	2,019,017	3,060	—	2,271,598	7.56	2,019,017	6.53
Real estate and other financial services	315,961	330,868	—	1,448	315,961	1.05	332,316	1.07
Community, Social and Personal Services:
Community, social and personal services	2,267,433	3,052,513	436	1,681	2,267,869	7.55	3,054,194	9.87
Others	1,676,677	1,747,254	—	—	1,676,677	5.59	1,747,254	5.67
Consumer Loans	4,532,333	3,948,721	—	—	4,532,333	15.09	3,948,721	12.76
Residential Mortgage Loans	9,206,727	9,387,372	—	—	9,206,727	30.66	9,387,372	30.33
Total	30,018,587	30,927,220	14,685	10,470	30,033,272	100.00	30,937,690	100.00

(f)	Purchase of loan portfolio

During the year ended December 31, 2019 and 2020 the Bank did not acquire portfolio loans.

(g)	Sale or transfer of credits from the loans to customers:

During 2018, 2019 and 2020 the Bank has carried out transactions of sale or transfer of the loan portfolio according to the following:

	As of December 31, 2018
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$
Sale of outstanding loans	22,567	(958)	21,876	267
Sale of write-off loans	—	—	—	—
Total	22,567	(958)	21,876	267

	As of December 31, 2019
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$
Sale of outstanding loans	12,420	—	12,420	—
Sale of write-off loans	—	—	—	—
Total	12,420	—	12,420	—

	As of December 31, 2020
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$
Sale of outstanding loans	43,957	(107)	43,889	39
Sale of write-off loans	—	—	—	—
Total	43,957	(107)	43,889	39

(*)	See Note No. 31

(h)	Own assets securitizations:

During 2019 and 2020 the Bank did not execute securitization transactions involving its own assets.